Derivative Warrant Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 20, 2023	Sep. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants			$ 534	$ (10,132)	$ 11,412
Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant	5,519,280
Stock issued during period, shares, new issues	2,149,000	2,282,759
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants			$ (500)	$ 10,100	$ (11,400)
Treasury Stock, Common [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant	4,105,948		4,105,948
IPO [Member] | DMY [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share						$ 11.5
Private Placement [Member] | DMY [Member] | DMY Sponsor [Member] | Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant			1
Private Placement [Member] | DMY [Member] | Common Class A [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share						$ 11.5
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise			0
Exercise price per share					$ 11.5
Class of warrants or rights outstanding				7,668,280
Proceeds from warrants exercises	$ 6,800
Public Warrants [Member] | Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share	$ 3.1816
Public Warrants [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected to exercise in cash basis	2,149,000
Public Warrants [Member] | IPO [Member] | DMY [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise						9,200,000
Public Warrants [Member] | Warrant Exercise Price On Cashless Basis Range One [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise	4,685,987
Exercise price per share	$ 3.1816
Public Warrants [Member] | Warrant Exercise Price On Cashless Basis Range Two [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share	$ 3.2933
Warrants elected To exercise In cashless basis	833,293
Public Warrants [Member] | From The Completion Of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the date of completion of business combination					30 days
Public Warrants [Member] | From The Closing Of Initial Public Offer [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the closing of IPO					12 months
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding			0	0
Class of warrants or rights lock in period						30 days
Private Placement Warrants [Member] | Private Placement [Member] | DMY [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise						5,013,333